Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 304	$ 394	$ 327	$ 381	$ 262	$ 400	$ 359	$ 100	$ 1,406	$ 1,121	$ 955
Other comprehensive income (loss), net of tax:
Retirement benefits, net of tax (benefit) expense of ($95), ($102) and $182									(144)	(78)	274
Unrealized gain (loss) on long-term investments, net of tax (benefit) expense of ($6), $13 and $2, respectively									(12)	21	4
Cumulative translation adjustment and other, net of tax (benefit) expense of ($4), ($10) and $7, respectively									(8)	(8)	3
Comprehensive income									$ 1,242	$ 1,056	$ 1,236